United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2005.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	11/10/05

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      406    14350 SH       SOLE                    14350
3M                             COM              88579Y101      228     3112 SH       SOLE                     3112
Adobe Systems                  COM              00724F101     1441    48290 SH       SOLE                    48290
Amgen                          COM              031162100     4838    60730 SH       SOLE                    60730
BJ Services Company            COM              055482103     4314   119875 SH       SOLE                   119875
BP PLC                         COM              055622104      345     4874 SH       SOLE                     4874
Baker Hughes                   COM              057224107     5054    84690 SH       SOLE                    84690
Bank of America                COM              060505104     5609   133232 SH       SOLE                   133232
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Chesapeake Energy              COM              165167107     2757    72075 SH       SOLE                    72075
ChevronTexaco                  COM              166764100     1334    20615 SH       SOLE                    20615
Chico's FAS                    COM              168615102     6584   178925 SH       SOLE                   178925
Cisco Systems                  COM              17275R102      830    46300 SH       SOLE                    46300
Comcast 'A'                    COM              20030N101     1104    37575 SH       SOLE                    37575
Comerica                       COM              200340107      306     5200 SH       SOLE                     5200
ConocoPhillips                 COM              20825C104     6021    86130 SH       SOLE                    86130
Cosi Inc.                      COM              22122P101      205    20858 SH       SOLE                    20858
Danaher                        COM              235851102     4170    77465 SH       SOLE                    77465
Dow Chemical                   COM              260543103      378     9075 SH       SOLE                     9075
Ecolab                         COM              278865100     1399    43800 SH       SOLE                    43800
Exxon Mobil                    COM              30231G102     6361   100105 SH       SOLE                   100105
General Electric               COM              369604103     4075   121020 SH       SOLE                   121020
General Growth Properties      COM              370021107     3992    88855 SH       SOLE                    88855
Genzyme Corp                   COM              372917104     1674    23360 SH       SOLE                    23360
Gillette                       COM              375766102     1272    21860 SH       SOLE                    21860
Goldman Sachs                  COM              38141G104     3629    29845 SH       SOLE                    29845
Johnson & Johnson              COM              478160104     3323    52509 SH       SOLE                    52509
Johnson Controls Inc           COM              478366107     3886    62620 SH       SOLE                    62620
L-3 Communications             COM              502424104     6235    78849 SH       SOLE                    78849
LabCorp                        COM              50540R409     5353   109905 SH       SOLE                   109905
Liberty Media 'B'              COM              001957307      243    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     2166    57610 SH       SOLE                    57610
Lowes Companies                COM              548661107     3866    60035 SH       SOLE                    60035
MBNA                           COM              55262L100     4370   177357 SH       SOLE                   177357
Mack Cali                      COM              554489104      879    19565 SH       SOLE                    19565
MacroMedia                     COM              556100105     2799    68813 SH       SOLE                    68813
Marvell Technology Group       COM              G5876H105     3913    84855 SH       SOLE                    84855
Maxim Integrated               COM              57772K101      853    20008 SH       SOLE                    20008
McDonald's                     COM              580135101     2141    63921 SH       SOLE                    63921
Medtronic                      COM              585055106     1146    21375 SH       SOLE                    21375
Microsoft                      COM              594918104     1998    77670 SH       SOLE                    77670
Omnicom Group                  COM              681919106     2409    28810 SH       SOLE                    28810
PepsiCo                        COM              713448108     1968    34695 SH       SOLE                    34695
Procter & Gamble               COM              742718109     1103    18557 SH       SOLE                    18557
QUALCOMM                       COM              747525103     3939    88025 SH       SOLE                    88025
Quality Systems Inc            COM              747582104     3853    55775 SH       SOLE                    55775
Schlumberger                   COM              806857108      207     2453 SH       SOLE                     2453
Seagate Technology             COM              G7945J104      825    52080 SH       SOLE                    52080
Sirius Satellite Radio Inc     COM              82966U103      124    19000 SH       SOLE                    19000
Sonic Solutions                COM              835460106     1459    67870 SH       SOLE                    67870
St. Jude Medical               COM              790849103     4403    94073 SH       SOLE                    94073
Symantec                       COM              871503108     5026   221782 SH       SOLE                   221782
Sysco                          COM              871829107      596    19000 SH       SOLE                    19000
T. Rowe Price Group            COM              74144T108     4166    63795 SH       SOLE                    63795
Texas Instruments              COM              882508104     1113    32840 SH       SOLE                    32840
UnitedHealth Group             COM              91324P102     5389    95882 SH       SOLE                    95882
Wachovia Corp                  COM              929903102     1355    28475 SH       SOLE                    28475
Walgreen                       COM              931422109     5851   134665 SH       SOLE                   134665
Washington REIT                COM              939653101      281     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2031    34680 SH       SOLE                    34680
XTO Energy                     COM              98385X106     2460    54280 SH       SOLE                    54280
Zimmer Holdings                COM              98956P102     3899    56598 SH       SOLE                    56598
Babson Entrprse Fd II (GE sale                                 216 6525.123 SH       SOLE                 6525.123
Schwab Institutional Select S&                                 444 45670.457SH       SOLE                45670.457
Franklin Income Fund                                            88 35313.108SH       SOLE                35313.108